OTHER ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Disclosure of other accounts receivables [Abstract]
Disclosure of trade and other receivables [text block]

NOTE 12 – OTHER ACCOUNTS RECEIVABLE, NET

Balances of other accounts receivable net of impairment losses comprise the following as of December 31, 2018 and 2017:

		December 31,		December 31,
	Reference	2018		2017 (1)

Contract assets	12.1	Ps.	5,119,649	Ps.	3,068,629
Other accounts receivable	12.2		4,437,885		3,680,116
Total other accounts receivable			9,557,534		6,748,745
Impairment allowance	4.1.5		(256,891)		(226,862)
Total other accounts receivable, net		Ps.	9,300,643	Ps.	6,521,883
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.

12.1          Contract assets

The following table provides information about assets from contracts with customers as of December 31, 2018 and 2017:

Contract assets	December 31, 2018		December 31, 2017 (1)

Financial assets in concession arrangements rights at fair value (2)	Ps.	2,488,414	Ps.	2,282,611
Financial assets in concession arrangements rights at amortized cost (2)		2,631,235		786,018
Gross balance of other accounts receivable	Ps.	5,119,649	Ps.	3,068,629
Impairment allowance (3)(4)		(966)		—
Total contract assets	Ps.	5,118,683	Ps.	3,068,629
(1)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (A), information about 2017
(2)	See note 16 details about concession arrangements rights
(3)	Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B)
(4)	See reconciliations from the opening to the closing balance of the loss allowance on note 4.1.5.

12.2          Other accounts receivable

The detailed information of other accounts receivable measured at amortized cost as of December 31, 2018 and 2017 is as follows:

Other accounts receivable measured at amortized cost	December 31, 2018		December 31, 2017
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	962,364	Ps.	1,070,936
Debtors		406,079		224,340
Guarantee deposits in foreing currency transactions		377,751		142,168
Credit card compensations and network compensation		372,702		426,090
Payment in advance		370,144		228,765
Transfers in process		330,941		185,634
Dormant customer deposits ICETEX (1)(2)		279,219		256,806
Commissions		244,669		186,646
Fees, services and advances		241,147		224,418
Payment in advance to supplier's contract		151,313		117,858
Holding and parent establishment		136,551		114,513
Accounts receivable to payment offices		69,996		34,432
Transfers to the National Treasury (2)		61,046		58,042
Storage services		40,265		43,767
Quota shares retirement pensions		29,768		28,485
Promissory sellers		20,785		15,144
Claims to insurance companies		14,142		14,450
Deductible taxes		10,234		11,961
Payment in advance for industry and trade taxes		9,563		13,392
Dividends		1,086		3,561
Others (5)		308,120		278,708
Gross balance of other accounts receivable	Ps.	4,437,885	Ps.	3,680,116
Impairment allowance (3)(4)		(255,925)		(226,862)
Other accounts receivable, net	Ps.	4,181,960	Ps.	3,453,254

(1)

Pursuant to Colombian Law number 1777 of 2016, financial institutions in Colombia since August 1, 2016, must transfer the funds from clients’ in dormant customer deposits to a special fund as a loan to a Colombian Government entity denominated “ICETEX”, and classified as “Other accounts receivable” given it is permanently deemed refundable to any particular client. This Government Entity Fund is responsible for managing the monies funds with the commitment to return them at the time the bank customer account holder requests them. Dormant client’s customer deposits are accounts of savings or current accounts that exceed the 322 UVR (Real Value Units) equivalent to Ps. 260.665 pesos, on which no deposit, withdrawal, transfer or, in general, debit or credit movements have been made during an uninterrupted period of three years.

(2)	The expected dates of realization for these assets is more than twelve months
(3)	Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B)
(4)	See reconciliations from the opening to the closing balance of the loss allowance on note 4.1.5.
(5)	The table below shows detail of the others

Detail others	December 31, 2018		December 31, 2017
Receivable from forward contracts	Ps.	130,989	Ps.	99,473
Interest		52,948		36,646
Other taxes		21,321		43,373
Value added taxes		39,098		2,806
Deficiency in savings accounts		6,864		6,074
Joint ventures		5,172		6,879
ACH, PSE, CENIT fees		4,988		8,732
Transaction fees		4,731		—
Operative process		4,486		4,408
Credit card brands compensations		3,247		—
SIIF condonations		2,219		4,435
Others		32,057		65,882
Total	Ps.	308,120	Ps.	278,708